China Contribution Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CHINA CONTRIBUTION PLAN [Abstract]
Annual contributions	$ 47.0	$ 30.1	$ 20.5